S000001587 [Member] Investment Objectives and Goals - Investment Grade Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Investment Grade Bond Fund
Objective [Heading]	Investment Objective (Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide current income and the preservation of capital.